Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,698,200.00
Previously Paid Amount	1,269.82
Total Fee Amount	1,269.82
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 13,698,200.00
Final Prospectus	true